NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Earnings Per Share, Basic and Diluted (Details) (Annual Report) (Annual Report [Member], USD $)	1 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Annual Report [Member]
Basic Earnings per Share:
Net income (loss)		$ 2,658,917
Amount allocated to participating securities
Net income available for basic common shares and basic earnings	2,448,917		(577,685)
Net income available for basic common shares and basic earnings, Shares	46,597,338		43,612,365
Net income available for basic common shares and basic earnings, Per Share	$ 0.05	$ 0.05	$ (0.01)
Diluted Earnings per Share:
Net income (loss)	2,658,917
Amount allocated to participating securities	(210,000)
Adjustment for dilutive potential common shares, Shares	2,500,000
Net income available for diluted common shares and diluted earnings	$ 2,448,917		$ (577,685)
Net income available for diluted common shares and diluted earnings, Shares	49,097,338		43,612,365
Net income available for diluted common shares and diluted earnings, Per Share	$ 0.05	$ 0.05	$ (0.01)